Basis of preparation and accounting policies (Details)	12 Months Ended
	Dec. 31, 2022 $ / ¥	Dec. 31, 2022 $ / $ $ / ¥	Dec. 31, 2022 $ / ₨ $ / ¥	Dec. 31, 2022 $ / Rp $ / ¥	Dec. 31, 2022 $ / RM $ / ¥	Dec. 31, 2022 $ / ¥ $ / $	Dec. 31, 2022 $ / $ $ / ¥	Dec. 31, 2022 $ / ฿ $ / ¥	Dec. 31, 2022 $ / £ $ / ¥	Dec. 31, 2022 $ / ₫ $ / ¥	Dec. 31, 2021 $ / ¥	Dec. 31, 2021 $ / $ $ / ¥	Dec. 31, 2021 $ / ₨ $ / ¥	Dec. 31, 2021 $ / Rp $ / ¥	Dec. 31, 2021 $ / ¥ $ / RM	Dec. 31, 2021 $ / ¥ $ / $	Dec. 31, 2021 $ / $ $ / ¥	Dec. 31, 2021 $ / ¥ $ / ฿	Dec. 31, 2021 $ / £ $ / ¥	Dec. 31, 2021 $ / ₫ $ / ¥	Dec. 31, 2020 $ / ¥	Dec. 31, 2020 $ / ¥ $ / $	Dec. 31, 2020 $ / ₨ $ / ¥	Dec. 31, 2020 $ / ¥ $ / Rp	Dec. 31, 2020 $ / ¥ $ / RM	Dec. 31, 2020 $ / ¥ $ / $	Dec. 31, 2020 $ / $ $ / ¥	Dec. 31, 2020 $ / ฿ $ / ¥	Dec. 31, 2020 $ / £ $ / ¥	Dec. 31, 2020 $ / ₫ $ / ¥	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / ₨	Dec. 31, 2022 $ / Rp	Dec. 31, 2022 $ / RM	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / ฿	Dec. 31, 2022 $ / £	Dec. 31, 2022 $ / ₫	Dec. 31, 2021 $ / $	Dec. 31, 2021 $ / ₨	Dec. 31, 2021 $ / Rp	Dec. 31, 2021 $ / RM	Dec. 31, 2021 $ / $	Dec. 31, 2021 $ / $	Dec. 31, 2021 $ / ฿	Dec. 31, 2021 $ / £	Dec. 31, 2021 $ / ₫	Dec. 31, 2020 $ / $	Dec. 31, 2020 $ / ₨	Dec. 31, 2020 $ / Rp	Dec. 31, 2020 $ / RM	Dec. 31, 2020 $ / $	Dec. 31, 2020 $ / $	Dec. 31, 2020 $ / ฿	Dec. 31, 2020 $ / £	Dec. 31, 2020 $ / ₫
Basis of preparation and accounting policies
Closing rate	6.95	6.95	6.95	6.95	6.95	6.95	6.95	6.95	6.95	6.95	6.37	6.37	6.37	6.37	6.37	6.37	6.37	6.37	6.37	6.37	6.54	6.54	6.54	6.54	6.54	6.54	6.54	6.54	6.54	6.54	7.81	82.73	15,567.50	4.41	1.34	30.74	34.56	0.83	23,575.00	7.80	74.34	14,252.50	4.17	1.35	27.67	33.19	0.74	22,790.00	7.75	73.07	14,050.00	4.02	1.32	28.10	30.02	0.73	23,082.50
Average rate	6.73	7.83	78.63	14,852.24	4.40	1.38	29.81	35.06	0.81	23,409.87	6.45	7.77	73.94	14,294.88	4.15	1.34	27.93	32.01	0.73	22,934.86	6.90	7.76	74.12	14,541.70	4.20	1.38	29.44	31.29	0.78	23,235.84